Leases	12 Months Ended
Jan. 31, 2021
Leases [Abstract]
Leases
11.	LEASES
The main leasing activities of the Company are attributable to the Company’s manufacturing facilities located in Finland and in Mexico, to offices located in Canada and to warehouses used for the distribution of parts, accessories and apparel.
The following table explains the changes in
right-of-use
assets during the year ended January 31, 2021:

	Carrying amount as at January 31, 2020	Additions	Depreciation	Effect of foreign currency exchange rate changes	Remeasurement and other	Carrying amount as at January 31, 2021
Building & land	$198.2	$11.8	$(28.8)	$1.3	$15.5	$198.0
Equipment	16.3	7.9	(6.9)	(0.1)	(1.1)	16.1
Other	0.2	—	(0.1)	(0.1)	0.1	0.1
Total	$214.7	$19.7	$(35.8)	$1.1	$14.5	$214.2
The following table explains the changes in
right-of-use
assets during the year ended January 31, 2020:

	Carrying amount as at February 1, 2019	Additions	Depreciation	Effect of foreign currency exchange rate changes	Remeasurement and other	Carrying amount as at January 31, 2020
Building & land	$171.4	$38.8	$(24.4)	$(0.9)	$13.3	$198.2
Equipment	20.0	7.7	(7.7)	—	(3.7)	16.3
Other	1.0	—	(0.2)	—	(0.6)	0.2
Total	$192.4	$46.5	$(32.3)	$(0.9)	$9.0	$214.7
The following table explains the changes in lease liabilities during the year ended January 31, 2021:

	Carrying amount as at January 31, 2020	Issuance	Interest	Repayment [a]	Effect of foreign currency exchange rate changes	Remeasurement and other	Carrying amount as at January 31, 2021
Lease liabilities	$240.9	$19.7	$9.3	$(43.1)	$(1.5)	$14.5	$239.8
[a]
  Includes $(9.3) million of interest paid.
The following table explains the changes in lease liabilities during the year ended January 31, 2020:

	Carrying amount as at February 1, 2019	Issuance	Interest	Repayment [a]	Effect of foreign currency exchange rate changes	Remeasurement and other	Carrying amount as at January 31, 2020
Lease liabilities	$217.1	$46.5	$9.0	$(39.5)	$(0.6)	$8.4	$240.9
[a]
  Includes $(9.0) million of interest paid.